FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 389,438	R$ 2,601,027
Financial liabilities		R$ 578,626
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(5,449,844)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(6,812,303)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(8,174,764)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (17,879,505)
Assumed interest rate	13.65%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (17,879,505)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,083,277)
Assumed interest rate	11.65%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,083,277)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,604,096)
Assumed interest rate	14.56%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,604,096)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,124,915)
Assumed interest rate	17.48%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (3,124,915)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,823,344)
Assumed interest rate	13.75%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 505,992
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(4,329,336)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (449,243)
Assumed interest rate	11.75%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 59,454
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(508,697)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (561,553)
Assumed interest rate	14.69%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 74,318
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(635,871)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (673,864)
Assumed interest rate	17.63%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 89,181
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(763,045)
TJLP (long-term interest rate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,500,325)
Assumed interest rate	7.20%
TJLP (long-term interest rate) | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (1,500,325)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (107,229)
Assumed interest rate	7.15%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (107,229)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (134,036)
Assumed interest rate	8.93%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (134,036)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (160,844)
Assumed interest rate	10.72%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (160,844)
IGPM | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (483,010)
Assumed interest rate	5.44%
IGPM | Interest rate appreciation risk | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ 270,158
IGPM | Interest rate appreciation risk | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(753,168)
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (21,316)
Assumed interest rate	4.41%
IGPM | Interest rate appreciation risk | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ 11,922
IGPM | Interest rate appreciation risk | Scenario I - Likely | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(33,238)
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (26,645)
Assumed interest rate	5.52%
IGPM | Interest rate appreciation risk | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ 14,903
IGPM | Interest rate appreciation risk | Scenario (25%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(41,548)
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (31,973)
Assumed interest rate	6.62%
IGPM | Interest rate appreciation risk | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ 17,884
IGPM | Interest rate appreciation risk | Scenario (50%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(49,857)
IPCA | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (58,851,384)
Assumed interest rate	5.58%
IPCA | Interest rate appreciation risk | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 2,446,405
IPCA | Interest rate appreciation risk | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(24,649,296)
IPCA | Interest rate appreciation risk | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	10,961
IPCA | Interest rate appreciation risk | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(36,659,454)
IPCA | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,788,779)
Assumed interest rate	4.74%
IPCA | Interest rate appreciation risk | Scenario I - Likely | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 115,927
IPCA | Interest rate appreciation risk | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,168,051)
IPCA | Interest rate appreciation risk | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	519
IPCA | Interest rate appreciation risk | Scenario I - Likely | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,737,174)
IPCA | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,485,973)
Assumed interest rate	5.92%
IPCA | Interest rate appreciation risk | Scenario (25%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 144,909
IPCA | Interest rate appreciation risk | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,460,064)
IPCA | Interest rate appreciation risk | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	649
IPCA | Interest rate appreciation risk | Scenario (25%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(2,171,467)
IPCA | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (4,183,168)
Assumed interest rate	7.11%
IPCA | Interest rate appreciation risk | Scenario (50%) | AIC Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 173,891
IPCA | Interest rate appreciation risk | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,752,077)
IPCA | Interest rate appreciation risk | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	779
IPCA | Interest rate appreciation risk | Scenario (50%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,605,761)